SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH OCTOBER 2002

        THE CENTRAL EUROPEAN EQUITY FUND, INC.
(Name of registered closed-end investment company)

              			     Approx Asset
Date	         Number    Price    Value or Approx       Seller
Each   Ident   Shares     Per      Asset Cov/Shr     or Seller's
Trans   Sec    Purch     Share    at Time of Purch      Broker


10-10   CEE      1000      11.7800      14.46 	     Weeden & Co
10-11	  " "       500      12.2700      14.69             " "
10-14	  " "      1000      12.1500      14.65             " "
10-15	  " "      1000      12.6500      15.05             " "
10-17	  " "       800      12.7900      15.02             " "
10-18	  " "      1000      12.7000      15.13             " "
10-21	  " "      1500      13.0000      15.35             " "
10-29	  " "      1500      13.0100      15.60             " "
10-30	  " "       100      13.2500      15.81             " "



The Central European Equity Fund, Inc.
Name of Registrant
By Isabella Chan - Fund Administrator
Date of Statement          11/01/02